Long-term Debt - Weighted-Average Interest Rates (Table) (Details)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Weighted-average interest rates on the executed loans	3.91%	2.02%	2.88%